Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Offsetting financial assets and financial liabilities
Disclosure of Offsetting of financial assets and financial liabilities [table text block]
Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	239,344	(18,687)	220,657	(172,014)	(36,977)	11,666	2,026	222,683
Reverse repurchase agreements and other similar secured lending[e]	353,660	(235,703)	117,957	-	(117,515)	442	3,047	121,004
Total assets	593,004	(254,390)	338,614	(172,014)	(154,492)	12,108	5,073	343,687
Derivative financial liabilities	(233,492)	18,229	(215,263)	172,014	32,900	(10,349)	(4,329)	(219,592)
Repurchase agreements and other similar secured borrowing[e]	(375,841)	235,703	(140,138)	-	140,099	(39)	(5,724)	(145,862)
Total liabilities	(609,333)	253,932	(355,401)	172,014	172,999	(10,388)	(10,053)	(365,454)

As at 31 December 2017
Derivative financial assets	257,199	(21,638)	235,561	(184,265)	(39,262)	12,034	2,426	237,987
Reverse repurchase agreements and other similar secured lending[e]	326,340	(223,495)	102,845	-	(102,380)	465	9,741	112,586
Total assets	583,539	(245,133)	338,406	(184,265)	(141,642)	12,499	12,167	350,573
Derivative financial liabilities	(253,030)	21,065	(231,965)	184,265	36,444	(11,256)	(6,380)	(238,345)
Repurchase agreements and other similar secured borrowing[e]	(374,616)	223,495	(151,121)	-	151,073	(48)	(15,908)	(167,029)
Total liabilities	(627,646)	244,560	(383,086)	184,265	187,517	(11,304)	(22,288)	(405,374)

Notes

  Amounts offset for Derivative financial assets include cash collateral netted of £2,187m (2017: £2,393m). Amounts offset for Derivative financial liabilities include cash collateral netted of £2,645m (2017: £1,820m). Settlements assets and liabilities have been offset amounting to £23,095m (2017: £13,241m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above.
  Financial collateral of £36,977m (2017: £39,262m) was received in respect of derivative assets, including £31,475m (2017: £33,092m) of cash collateral and £5,502m (2017: £6,170m) of non-cash collateral. Financial collateral of £32,900m (2017: £36,444m) was placed in respect of derivative liabilities, including £29,783m (2017: £32,575m) of cash collateral and £3,117m (2017: £3,869m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
  This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
  The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
  Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agreements and other similar secured lending of £121,004m (2017: £112,586m) is split by fair value £119,391m (2017: £100,040m) and amortised cost £1,613m (2017: £12,546m). Repurchase agreements and other similar secured borrowing of £145,862m (2017: £167,029m) is split by fair value £138,484m (2017: £126,691m) and amortised cost £7,378m (2017: £40,338m).